Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

Inventories

EUR’000	2023	2022	2021
Fuel and oil	1,836	549	440

As of 31 December 2023, the Company’s inventories include fuel and oil totalling EUR 1.8 million, a significant increase from EUR 0.5 million in 2022 since three of our four operating vessels were off hire at the end of the reporting period.